Pay vs Performance Disclosure	11 Months Ended	12 Months Ended				109 Months Ended
	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 01, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we have provided the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO 1¹ ($)	Compensation Actually Paid to PEO 1¹˒²˒³ ($)	Summary Compensation Table Total for PEO 2[1] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income	PBIT⁵
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	($ Millions)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,258,433	3,226,601	10,110,437	10,526,155	3,180,514	3,464,712	161.87	256.87	448.8	20.00%
2022	10,601,249	-16,408,806	—	—	2,665,821	-1,673,638	129.7	157.85	715.5	28.00%
2021	10,954,713	37,477,207	—	—	2,495,173	6,687,782	241.76	246.07	1,014.60	33.00%
2020	10,366,962	38,723,342	—	—	2,200,641	6,002,932	176.71	161.36	784.1	30.00%

(1)
Mark E. Jagiela was our PEO from 2014 to February 1, 2023. Gregory S. Smith has been our PEO since February 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Gregory S. Smith	Gregory S. Smith	Gregory S. Smith	Sanjay Mehta
Sanjay Mehta	Sanjay Mehta	Sanjay Mehta	Charles J. Gray
Charles J. Gray	Charles J. Gray	Charles J. Gray	Richard J. Burns
Richard J. Burns	Bradford B. Robbins	Richard J. Burns	Ujjwal Kumar

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid for 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Mark E. Jagiela ($)	Exclusion of Change in Pension Value for Mark E. Jagiela ($)	Exclusion of Stock Awards and Option Awards for Mark E. Jagiela ($)	Inclusion of Pension Service Cost for Mark E. Jagiela ($)	Inclusion of Equity Values for Mark E. Jagiela ($)	Compensation Actually Paid to Mark E. Jagiela ($)
2023	6,258,433	-24,482	-5,799,284	0	2,791,934	3,226,601

Year	Summary Compensation Table Total for Gregory S. Smith ($)	Exclusion of Change in Pension Value for Gregory S. Smith ($)	Exclusion of Stock Awards and Option Awards for Gregory S. Smith ($)	Inclusion of Pension Service Cost for Gregory S. Smith ($)	Inclusion of Equity Values for Gregory S. Smith ($)	Compensation Actually Paid to Gregory S. Smith ($)
2023	10,110,437	0	-8,195,299	0	8,611,017	10,526,155

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,180,514	0	-2,305,066	0	2,589,264	3,464,712

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark E. Jagiela ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark E. Jagiela ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark E. Jagiela ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark E. Jagiela ($)	Total - Inclusion of Equity Values for Mark E. Jagiela ($)
2023	0	421,858	-	2,370,076	-	-	2,791,934

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gregory S. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gregory S. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gregory S. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Gregory S. Smith ($)	Total - Inclusion of Equity Values for Gregory S. Smith ($)
2023	8,298,935	68,766	-	243,316	-	-	8,611,017

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,302,951	56,262	-	230,050	-	-	2,589,263

4. The Peer Group TSR set forth in this table utilizes the Morningstar Global Semiconductor Equipment and Materials GR USD Industry Group (“Morningstar Global Semiconductor Equipment and Materials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Morningstar Global Semiconductor Equipment and Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined PBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. PBIT is a non-GAAP financial measure. See Appendix A of this proxy statement for additional on PBIT and the reconciliation of this measure to the most directly comparable GAAP financial measures.

Named Executive Officers, Footnote
(1)
Mark E. Jagiela was our PEO from 2014 to February 1, 2023. Gregory S. Smith has been our PEO since February 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Gregory S. Smith	Gregory S. Smith	Gregory S. Smith	Sanjay Mehta
Sanjay Mehta	Sanjay Mehta	Sanjay Mehta	Charles J. Gray
Charles J. Gray	Charles J. Gray	Charles J. Gray	Richard J. Burns
Richard J. Burns	Bradford B. Robbins	Richard J. Burns	Ujjwal Kumar

Peer Group Issuers, Footnote

4. The Peer Group TSR set forth in this table utilizes the Morningstar Global Semiconductor Equipment and Materials GR USD Industry Group (“Morningstar Global Semiconductor Equipment and Materials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Morningstar Global Semiconductor Equipment and Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

3. Compensation Actually Paid for 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Mark E. Jagiela ($)	Exclusion of Change in Pension Value for Mark E. Jagiela ($)	Exclusion of Stock Awards and Option Awards for Mark E. Jagiela ($)	Inclusion of Pension Service Cost for Mark E. Jagiela ($)	Inclusion of Equity Values for Mark E. Jagiela ($)	Compensation Actually Paid to Mark E. Jagiela ($)
2023	6,258,433	-24,482	-5,799,284	0	2,791,934	3,226,601

Year	Summary Compensation Table Total for Gregory S. Smith ($)	Exclusion of Change in Pension Value for Gregory S. Smith ($)	Exclusion of Stock Awards and Option Awards for Gregory S. Smith ($)	Inclusion of Pension Service Cost for Gregory S. Smith ($)	Inclusion of Equity Values for Gregory S. Smith ($)	Compensation Actually Paid to Gregory S. Smith ($)
2023	10,110,437	0	-8,195,299	0	8,611,017	10,526,155

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,180,514	0	-2,305,066	0	2,589,264	3,464,712

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark E. Jagiela ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark E. Jagiela ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark E. Jagiela ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark E. Jagiela ($)	Total - Inclusion of Equity Values for Mark E. Jagiela ($)
2023	0	421,858	-	2,370,076	-	-	2,791,934

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gregory S. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gregory S. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gregory S. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Gregory S. Smith ($)	Total - Inclusion of Equity Values for Gregory S. Smith ($)
2023	8,298,935	68,766	-	243,316	-	-	8,611,017

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,302,951	56,262	-	230,050	-	-	2,589,263

Non-PEO NEO Average Total Compensation Amount		$ 3,180,514	$ 2,665,821	$ 2,495,173	$ 2,200,641
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,464,712	(1,673,638)	6,687,782	6,002,932
Adjustment to Non-PEO NEO Compensation Footnote

3. Compensation Actually Paid for 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Mark E. Jagiela ($)	Exclusion of Change in Pension Value for Mark E. Jagiela ($)	Exclusion of Stock Awards and Option Awards for Mark E. Jagiela ($)	Inclusion of Pension Service Cost for Mark E. Jagiela ($)	Inclusion of Equity Values for Mark E. Jagiela ($)	Compensation Actually Paid to Mark E. Jagiela ($)
2023	6,258,433	-24,482	-5,799,284	0	2,791,934	3,226,601

Year	Summary Compensation Table Total for Gregory S. Smith ($)	Exclusion of Change in Pension Value for Gregory S. Smith ($)	Exclusion of Stock Awards and Option Awards for Gregory S. Smith ($)	Inclusion of Pension Service Cost for Gregory S. Smith ($)	Inclusion of Equity Values for Gregory S. Smith ($)	Compensation Actually Paid to Gregory S. Smith ($)
2023	10,110,437	0	-8,195,299	0	8,611,017	10,526,155

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,180,514	0	-2,305,066	0	2,589,264	3,464,712

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark E. Jagiela ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark E. Jagiela ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark E. Jagiela ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark E. Jagiela ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark E. Jagiela ($)	Total - Inclusion of Equity Values for Mark E. Jagiela ($)
2023	0	421,858	-	2,370,076	-	-	2,791,934

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gregory S. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gregory S. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gregory S. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gregory S. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Gregory S. Smith ($)	Total - Inclusion of Equity Values for Gregory S. Smith ($)
2023	8,298,935	68,766	-	243,316	-	-	8,611,017

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,302,951	56,262	-	230,050	-	-	2,589,263

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the Peer Group’s TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and PBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our PBIT during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the Peer Group’s TSR over the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following tabular list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other Non-PEO NEOs for 2023 to Company performance. The measures in this list are not ranked.

Annual PBIT (component of NEO variable compensation)

Two-year rolling revenue growth rate (component of NEO variable compensation)

Three-year cumulative PBIT (component of NEO performance-based RSU awards)

Three-year TSR (component of NEO performance-based RSU awards)

Total Shareholder Return Amount		$ 161.87	129.7	241.76	176.71
Peer Group Total Shareholder Return Amount		256.87	157.85	246.07	161.36
Net Income (Loss)		$ 448,800,000	$ 715,500,000	$ 1,014,600,000	$ 784,100,000
Company Selected Measure Amount		0.20	0.28	0.33	0.30
PEO Name	Gregory S. Smith					Mark E. Jagiela
Additional 402(v) Disclosure

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name		Annual PBIT (component of NEO variable compensation)
Measure:: 2
Pay vs Performance Disclosure
Name		Two-year rolling revenue growth rate (component of NEO variable compensation)
Measure:: 3
Pay vs Performance Disclosure
Name		Three-year cumulative PBIT (component of NEO performance-based RSU awards)
Measure:: 4
Pay vs Performance Disclosure
Name		Three-year TSR (component of NEO performance-based RSU awards)
Mark E. Jagiela
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,258,433	$ 10,601,249	$ 10,954,713	$ 10,366,962
PEO Actually Paid Compensation Amount		3,226,601	(16,408,806)	37,477,207	38,723,342
Adjustment to Compensation, Amount		2,791,934
Mark E. Jagiela | Exclusion of Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,482)
Mark E. Jagiela | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,799,284)
Mark E. Jagiela | Inclusion of Pension Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Gregory S. Smith
Pay vs Performance Disclosure
PEO Total Compensation Amount		10,110,437	0	0	0
PEO Actually Paid Compensation Amount		10,526,155	$ 0	$ 0	$ 0
Adjustment to Compensation, Amount		8,611,017
Gregory S. Smith | Exclusion of Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Gregory S. Smith | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,195,299)
Gregory S. Smith | Inclusion of Pension Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark E. Jagiela | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark E. Jagiela | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		421,858
PEO | Mark E. Jagiela | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark E. Jagiela | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,370,076
PEO | Mark E. Jagiela | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark E. Jagiela | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark E. Jagiela | Total - Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,791,934
PEO | Gregory S. Smith | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,298,935
PEO | Gregory S. Smith | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		68,766
PEO | Gregory S. Smith | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Gregory S. Smith | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		243,316
PEO | Gregory S. Smith | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Gregory S. Smith | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Gregory S. Smith | Total - Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,611,017
Non-PEO NEO | Average Exclusion of Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,305,066)
Non-PEO NEO | Average Inclusion of Pension Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Average Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,589,264
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,302,951
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		56,262
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		230,050
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total - Average Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,589,263